Benefit Plans Benefit Plans - Allocation of Plan Assets (Details) - Pension Benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage	100.00%
Actual Allocation Percentage	100.00%	100.00%
Reduction to plan assets for anticipated lump sum payments in next fiscal year	$ 15,817	$ 15,817
Fair value of plan assets	364,205 [1]	346,560	$ 473,097
Fair value of plan assets at end of year, prior to reduction for anticipated distributions		362,377
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	85,475
Fair value of plan assets at end of year, prior to reduction for anticipated distributions		92,381
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	224,590
Fair value of plan assets at end of year, prior to reduction for anticipated distributions		196,570
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	54,140
Fair value of plan assets at end of year, prior to reduction for anticipated distributions		73,426
Other common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	153,753	139,720
Other common collective trusts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	153,753	139,720
US Treasury and Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,948	3,358
US Treasury and Government [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,948	3,358
Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,883	20,884
Cash and other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,883	20,884
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15,291	13,477
Money Market Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15,291	13,477
Other Debt Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	271	893
Other Debt Obligations [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	271	893
Foreign Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,730	14,335
Foreign Government Debt Securities [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,730	14,335
International corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	217	850
International corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	217	850
U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	51,671	37,414
U.S. corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	51,671	37,414
Multi-strategy hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,593	22,637
Multi-strategy hedge funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,593	22,637
Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20,779	21,627
Private equity funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20,779	21,627
Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,768	29,162
Real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 16,768	$ 29,162
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage	45.00%
Actual Allocation Percentage	45.00%	41.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage	40.00%
Actual Allocation Percentage	40.00%	33.00%
Real estate
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage	5.00%
Actual Allocation Percentage	5.00%	8.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage	10.00%
Actual Allocation Percentage	10.00%	18.00%
U.S. small cap core | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 18,477	$ 15,368
U.S. small cap core | Equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,477	15,368
U.S. mid cap value | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,949	12,325
U.S. mid cap value | Equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,949	12,325
International developed markets | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33,875	30,327
International developed markets | Equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 33,875	$ 30,327

[1]	The fair value of plan assets as of December 31, 2013 reflects distributions of $15,817 paid in 2014 related to the Company's voluntary early retirement program